Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2023
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2023